VANGUARD VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT B

Supplement dated June 15, 2020

to the

Prospectus dated May 1, 2020

Effective June 15, 2020, the address for Inquiries and Contract and Policyholder Information for the Vanguard Variable Annuity will be:

Regular Mail:	Overnight or Certified Mail:
Vanguard Annuity and Insurance Services	Vanguard Annuity and Insurance Services
P. O. Box 982901	5951 Luckett Court, Suite A1
El Paso, TX 79998-2901	El Paso, TX 79932

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Vanguard Variable Annuity dated May 1, 2020